Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Real Estate [Abstract]
Land use rights	$ 59,354	$ 55,823
Less: accumulated amortization	(2,112)	(975)
Exchange differences	(51)	52
Land use rights, net	$ 57,191	$ 54,900